Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		$ 278,604	$ 251,418
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		144,177	140,533
Bank assets [member] | Cash and due from banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		110	111
Bank assets [member] | Securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[1],[2]	82,975	75,104
Bank assets [member] | Loans [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[1],[2]	54,656	58,974
Bank assets [member] | Other assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		6,436	6,344
Third-party Assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Collateral received and available for sale or re-pledging	[3]	180,705	169,197
Less: Collateral not sold or re-pledged		(46,278)	(58,312)
Pledged assets and collateral		134,427	110,885
Clearing systems, payment systems and depositories [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		9,464	7,550
Foreign governments and central banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		110	111
Obligations related to securities sold short [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		32,073	29,376
Obligations related to securities sold under repurchase agreements [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		87,894	80,962
Securities borrowing and lending [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[4]	77,456	58,791
Derivative transactions [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		11,439	9,613
Securitization [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		26,075	31,417
Covered bonds [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		26,340	25,948
Others [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		$ 7,753	$ 7,650

[1]	Includes NHA mortgage-backed securities of $4,519 million, which are included in loans in our Consolidated Balance Sheet ($6,121 million as at October 31, 2020).
[2]	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
[3]	Includes on-balance sheet securities borrowed or purchased under resale agreements and available off-balance sheet collateral received.
[4]	Includes off-balance sheet securities borrowing and lending.